Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net
Note 12 – Property, Plant and Equipment, Net

A.	Composition

	Roads, buildings and leasehold improvements	Facilities, machinery and equipment	Wind turbines	Office furniture and equipment	Assets under construction	Other	Total
	$ Thousands
Cost
Balance at January 1, 2022	83,956	792,275	29,844	414	409,780	48,142	1,364,411
Additions	3,442	18,657	191	(8)	185,938	46,025	254,245
Disposals	(160)	(13,007)	(43)	-	(1,969)	(12,769)	(27,948)
Reclassification	-	-	-	-	3	(3)	-
Differences in translation reserves	(9,633)	(75,558)	-	-	(41,164)	(6,016)	(132,371)

Balance at December 31, 2022	77,605	722,367	29,992	406	552,588	75,379	1,458,337
Additions	2,915	3,977	-	5	269,502	34,800	311,199
Disposals	(590)	(3,841)	-	-	(11,235)	(39,960)	(55,626)
Reclassification	9,316	334,132	160,666	-	(504,114)	-	-
Acquisitions through business combination	23,667	159,036	126,200	-	-	6,307	315,210
Differences in translation reserves	(1,584)	(13,265)	-	-	(16,371)	(1,308)	(32,528)

Balance at December 31, 2023	111,329	1,202,406	316,858	411	290,370	75,218	1,996,592

Accumulated depreciation
Balance at January 1, 2022	18,148	219,637	563	243	-	-	238,591
Additions	3,864	37,057	1,109	80	-	-	42,110
Disposals	(10)	(13,007)	(21)	(8)	-	-	(13,046)
Differences in translation reserves	(3,557)	(28,182)	-	-	-	-	(31,739)

Balance at December 31, 2022	18,445	215,505	1,651	315	-	-	235,916
Additions	3,993	47,661	5,007	81	-	-	56,742
Disposals	(235)	(4,426)	-	-	-	-	(4,661)
Differences in translation reserves	(471)	(5,759)	-	-	-	-	(6,230)

Balance at December 31, 2023	21,732	252,981	6,658	396	-	-	281,767

Carrying amounts
At January 1, 2022	65,808	572,638	29,281	171	409,780	48,142	1,125,820
At December 31, 2022	59,160	506,862	28,341	91	552,588	75,379	1,222,421
At December 31, 2023	89,597	949,425	310,200	15	290,370	75,218	1,714,825

B.	The amount of borrowing costs capitalized in 2023 was approximately $22 million (2022: $16 million).

C.	Fixed assets purchased on credit in 2023 was approximately $31 million (2022: $47 million).

D.	The composition of depreciation expenses from continuing operations is as follows:

	As at December 31,
	2023	2022
	$ Thousands
Depreciation and amortization included in gross profit	78,025	56,853
Depreciation and amortization charged to selling, general and administrative expenses	12,914	6,023
Depreciation and amortization from continuing operations	90,939	62,876